SHARE-BASED COMPENSATION - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangements [Abstract]
Weighted average share price	$ 9.39	$ 9.73
Share-based compensation	$ 19.7	$ 40.4
Share-based compensation expense capitalized from continuing operations	(5.4)	(5.4)
Current portion of long-term compensation liability	15.5	37.5
Non-current liabilities from share-based payment transactions	$ 24.2	$ 31.0